UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21665

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Hatteras Core Alternatives TEI Fund, L.P.

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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

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Date of fiscal year end: March 31

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Date of reporting period: June 30, 2012

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives TEI Fund, L.P.

Schedule of Investments - June 30, 2012 (unaudited)

Hatteras Core Alternatives TEI Fund, L.P. (1)

Investment in Hatteras Core Alternatives Offshore Fund, LDC, at value - 100.12% (Cost $285,990,887)	$282,508,738
Liabilities in excess of other assets - (0.12)%	(325,912)
Partners' Capital – 100.00%	282,182,826

Hatteras Core Alternatives Offshore Fund, LDC (2)

Investment in Hatteras Master Fund, L.P., at value - 100.04% (Cost $285,990,887)	$282,508,738
Liabilities in excess of other assets - (0.04)%	(126,814)
Partners' Capital – 100.00%	282,381,924

(1)	Invests the majority of its assets in Hatteras Core Alternatives Offshore Fund, LDC.
The Schedule of Investments is included above.

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - June 30, 2012 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (14.62%)
Enhanced Fixed Income (19.51%)
Opportunistic Equity (33.26%)
Private Investments (29.56%)
Tactical Trading (7.69%)
Short-Term Investment (2.84%)

Investments in Adviser Funds, Exchange Traded Funds and Mutual Funds - (104.64%)	Cost	Fair Value
Absolute Return - (14.62%)
Allblue, L.P. [a,b]	$20,000,000	$20,526,778
Broad Peak Fund, L.P. [a,b,d]	290,930	174,717
Citadel Wellington, LLC (Class A)[a,b,c]	26,550,378	34,987,817
Courage Special Situations Fund, L.P. [a,b]	17,327,675	17,467,445
D.E. Shaw Composite Fund, LLC [a,b]	13,600,721	17,558,033
Dorsal Capital Partners, L.P. [a,b]	20,000,000	19,812,756
Eton Park Fund, L.P. [a,b]	16,090,002	16,239,358
JANA Partners Qualified, L.P. [a,b,d]	85,559	61,171
Marathon Fund, L.P. [a,b,d]	4,247,988	1,787,150
Millennium USA, L.P. [a,b]	25,000,000	24,946,783
Montrica Global Opportunities Fund, L.P. [a,b,d]	814,276	599,523
OZ Asia, Domestic Partners, L.P. [a,b,d]	962,713	991,318
Perry Partners, L.P. [a,b,d]	735,694	894,326
Pipe Equity Partners [a,b,d]	12,384,232	5,500,422
Pipe Select Fund, LLC [a,b,d]	6,047,623	7,241,075
Standard Investment Research Hedge Equity Fund, L.P. [a,b,c]	20,000,000	23,269,142
Stark Investments, L.P. [a,b,d]	1,403,798	1,648,426
Stark Select Asset Fund, LLC [a,b,d]	638,240	627,461
Total Absolute Return	186,179,829	194,333,701

Enhanced Fixed Income - (19.51%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Anchorage Capital Partners, L.P. [a,b]		4,832,982	5,026,505
BDCM Partners I, L.P. [a,b,d]		23,639,999	25,397,007
Bell Point Credit Opportunities Fund, L.P. [a,b]		20,000,000	18,136,061
Contrarian Capital Fund I, L.P. [a,b]		7,219,629	10,405,068
CPIM Structured Credit Fund 1000, L.P. [a,b,d]		212,414	35,109
Drawbridge Special Opportunities Fund, L.P. [a,b,d]		4,856,656	6,366,167
Fortress VRF Advisors I, LLC [a,b,d]		8,092,619	1,000,853
Halcyon European Structured Opportunities Fund, L.P. [a,b,d]		362,870	207,911
Harbinger Capital Partners Fund I, L.P. [a,b,d]		12,405,873	3,968,149
Harbinger Credit Distressed Blue Line Fund, L.P. [a,b,c,d]		14,226,106	13,132,467
Indaba Capital Partner, L.P. [a,b]		10,000,000	10,947,346
Marathon Special Opportunities Fund, L.P. [a,b,d]		1,806,002	1,757,010
Morgan Rio Capital Fund, L.P. [a,b]		7,000,000	9,510,746
Prospect Harbor Credit Partners, L.P. [a,b,d]		1,236,045	1,446,155
Providence MBS Fund, L.P. [a,b]		25,000,000	34,563,574
Saltus European Debt Strategies Limited [a]	3,500,000	2,476,776	2,374,014
Senator Global Opportunity Fund, L.P. [a,b,c]		18,423,842	21,516,432
Strategic Value Restructuring Fund, L.P. [a,b]		15,428,312	15,357,549
TCW Special Mortgage Credits Fund II, L.P. [a,b]		7,088,957	18,202,516
Waterstone Market Neutral Fund, L.P. [a,b]		8,548,948	15,476,575
Total Investment in Adviser Funds		192,858,030	214,827,214

Investment in Mutual Funds
DoubleLine Total Return Bond Fund, Class I	2,011,835	19,234,664	22,492,315
TCW Total Return Bond Fund, Class I	2,234,778	22,000,000	22,034,916
Total Investment in Mutual Funds		41,234,664	44,527,231
Total Enhanced Fixed Income		234,092,694	259,354,445

Opportunistic Equity - (33.26%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Artis Partners 2X (Institutional), L.P. [a,b,c]		2,584,163	2,270,422
Ashoka Fund, L.P. [a,b]		29,000,000	27,654,214
Balyasny Atlas Leveraged Fund, L.P. [a,b]		25,000,000	22,866,883
Bay Pond Partners, L.P. [a,b]		25,000,000	26,429,058
Biomedical Value Fund, L.P. a, [b,d]		136,858	170,112
Broadfin Healthcare Fund, L.P. [a,b]		22,000,000	23,655,520
Camcap Resources, L.P. [a,b,d]		491,057	486,046
CCM SPV II, LLC [a,b,d]		44,215	36,906
Crosslink Crossover Fund IV, L.P. [a,b]		2,128,241	4,504,625
Crosslink Crossover Fund V, L.P. [a,b]		931,110	3,693,367
Crosslink Crossover Fund VI, L.P. [a,b]		8,515,359	8,236,968
Empire Capital Partners Enhanced, L.P. [a,b]		25,000,000	24,826,430
Expo Health Sciences Fund, L.P. [a,b]		20,000,000	15,785,881
Gavea Investment Fund II, L.P. [a,b]		116,531	1,601,707
Gavea Investment Fund III, L.P. [a,b]		14,784,000	22,994,436
Glade Brook Global Domestic Fund, L.P. [a,b]		20,000,000	20,418,550
Gracie Capital, L.P. [a,b,d]		194,952	111,135
HealthCor, L.P. [a,b,c]		5,710,950	8,438,256
HFR HE Bristol Master Trust [a,b]		19,000,000	11,683,656
Hound Partners, L.P. [a,b]		24,000,000	23,457,963
Integral Capital Partners VII, L.P. [a,b]		914,048	1,232,470
Integral Capital Partners VIII, L.P. [a,b]		2,490,153	2,112,633
J.C. Flowers III Co-Invest BTG, L.P. [a,b]		632,041	1,001,149
Samlyn Equity, L.P. [a,b,c,d]		1,457,937	1,253,062
Sansar Capital Master Fund, L.P. Subsidiaries [a,b,d]		251,625	360,655
Security Capital-Preferred Growth, LLC [b]		1,028,425	411,375
Standard Investment Research Energy Opportunities Fund, L.P. [a,b]		20,000,000	18,406,961
The Raptor Private Holdings, L.P. [a,b,d]		871,222	796,010
The Russian Prosperity Fund [a,b]		10,000,000	9,766,159
TT Mid-Cap Europe Long/Short Fund Limited [a,b,c]		22,500,000	27,366,097
Valiant Capital Partners, L.P. [a,b,c]		20,804,643	39,552,949
Value Partners Hedge Fund, LLC [a,b]		28,000,000	23,917,311
Viking Global Equities, L.P. [a,b,c]		17,166,317	21,891,045
Visium Balanced Fund, L.P. [a,b,c]		18,969,942	23,866,352
WCP Real Estate Strategies Fund, L.P. [a,b,d]		5,889,492	3,502,660
Total Investment in Adviser Funds		395,613,281	424,759,023

Investment in Exchange Traded Funds
Ishares MSCI Brazil Index Fund	82,050	3,474,285	2,949,200
Market Vectors Gold Miners ETF	183,015	6,048,076	5,507,382
Market Vectors Oil Service ETF [a]	371,850	10,322,791	8,797,734
Total Investment in Exchange Traded Funds		19,845,152	17,254,316
Total Opportunistic Equity		415,458,433	442,013,339

Private Investments - (29.56%)	Shares	Cost	Fair Value
ABRY Advanced Securities Fund, L.P. [a,b]		3,840,601	6,024,928
ABRY Partners VI, L.P. [b]		5,771,227	7,268,340
ABRY Partners VII, L.P. [a,b]		859,704	894,057
Accel-KKR Capital Partners III, L.P. [b]		4,295,691	4,096,783
Arclight Energy Partners Fund III, L.P. [a,b]		2,776,540	2,708,389
Arclight Energy Partners Fund IV, L.P. [b]		2,252,293	1,896,854
Arclight Energy Partners Fund V, L.P. [a,b]		403,446	312,781
Arminius Moat, L.P. [a,b]		5,615,015	4,727,633
BDCM Opportunity Fund II, L.P. [a,b]		4,075,436	4,861,805
Benson Elliot Real Estate Partners II, L.P. [a,b]		5,121,388	2,361,429
Cadent Energy Partners II, L.P. [b]		5,806,742	6,715,508
Canaan Natural Gas Fund X, L.P. [b]		3,877,500	1,866,897
CDH Venture Partners II, L.P. [a,b]		3,608,268	3,145,648
CDH Venture Partners IV, L.P. [b]		5,214,273	4,952,724
China Special Opportunities Fund III, L.P. [a,b]		1,470,021	1,251,257
Claremont Creek Ventures II, L.P. [a,b]		1,828,750	1,601,637
Claremont Creek Ventures, L.P. [a,b]		1,615,416	1,007,338
Colony Investors VII, L.P. a, [b]		3,045,480	795,800
Colony Investors VIII, L.P. [a,b]		7,711,344	2,301,197
CX Partners Fund Limited [b]		3,067,005	2,339,571
Dace Ventures I, L.P. [a,b]		2,394,141	2,244,040
Darwin Private Equity I, L.P. [b]		4,539,293	2,866,990
DaVinci Corporate Opportunity Partners, L.P. [a,b]		3,834,663	367
EMG Investments, LLC [b]		1,476,134	2,100,611
EnerVest Energy Institutional Fund XI-A, L.P. [b]		6,998,031	15,036,819
EnerVest Energy Institutional Fund X-A, L.P. [b]		2,178,934	1,603,028
Fairhaven Capital Partners, L.P. [a,b]		3,191,384	2,550,792
Florida Real Estate Value Fund, L.P. [a,b]		3,905,444	3,968,294
Forum European Realty Income III, L.P. [a,b]		5,262,605	4,303,400
Garrison Opportunity Fund II A, LLC [a,b]		2,815,975	3,016,546
Garrison Opportunity Fund, LLC a, [b]		6,006,062	8,587,237
Great Point Partners I, L.P. [a,b]		2,296,266	3,428,163
Greenfield Acquisition Partners V, L.P. [b]		6,698,818	6,462,568
GTIS Brazil Real Estate Fund, L.P. [a,b]		7,371,948	9,671,196
Halifax Capital Partners II, L.P. [b]		2,105,373	2,778,735
Hancock Park Capital III, L.P. a, [b]		1,940,643	3,800,443
Healthcor Partners Fund, L.P. [a,b,c]		3,150,561	3,905,328
Hillcrest Fund, L.P. [a,b]		7,239,338	6,232,437
Illumitex, Inc., Common Stock [a,b]	1,331,167	1,000,000	283,034
Illumitex, Inc., Series A-1 Preferred Stock [a,b]	2,404,160	499,369	511,174
Intervale Capital Fund, L.P. [b]		4,256,478	7,192,501
J.C. Flowers III, L.P. [a,b]		3,082,872	3,220,523
LC Fund V, L.P. [a,b]		1,780,008	1,663,479
Lighthouse Capital Partners VI, L.P. [b]		4,750,000	5,395,705
Merit Energy Partners F-II, L.P. [a,b]		1,156,832	880,796
Mid Europa Fund III, L.P. [a,b]		4,483,356	4,277,295
Monomoy Capital Partners II, L.P. [a,b]		638,122	985,534
Natural Gas Partners IX, L.P. [a,b]		7,499,262	9,737,393
Natural Gas Partners VIII, L.P. a, [b]		3,892,904	5,156,451
Natural Gas Partners X, L.P. [a,b]		195,396	172,655
New Horizon Capital III, L.P. [b]		6,332,779	8,231,966
NGP Energy Technology Partners II, L.P. [a,b]		3,348,143	3,523,283
NGP Energy Technology Partners, L.P. [b]		890,065	456,123
NGP Midstream & Resources Offshore Holdings Fund, L.P. [a,b]		2,213,756	7,166,429
NGP Midstream & Resources, L.P. [b]		4,574,644	5,723,584
Northstar Equity Partners III Limited [a,b]		880,058	808,900
Northwood Real Estate Co-Investors, L.P. [b]		1,824,181	1,897,746
Northwood Real Estate Partners, L.P. [b]		4,404,046	4,399,587
OCM European Principal Opportunties Fund, L.P. [a,b]		3,073,788	5,285,530
OCM Mezzanine Fund II, L.P. a, [b]		1,252,661	1,888,546
ORBIS Real Estate Fund I, L.P. [a,b]		3,211,080	2,224,892
Orchid Asia IV, L.P. [b]		4,907,889	6,509,199
Parmenter Realty Fund IV, L.P. [b]		2,592,849	2,387,581
Patron Capital III, L.P. [a,b]		4,996,248	4,437,099
Pearlmark Mezzanine Realty Partners II, LLC [a,b]		1,642,471	142,366
Pearlmark Mezzanine Realty Partners III, LLC [b]		6,738,832	5,304,424
Pennybacker II, L.P. [b]		1,007,631	887,972
Phoenix Real Estate Fund PTE Limited [a,b]		5,988,857	6,506,036
Phoenix Real Estate Fund (T), L.P. [a,b]		6,134,670	5,567,870
Pine Brook Capital Partners, L.P. [b]		6,460,594	6,347,061
Private Equity Investment Fund V, L.P. [b]		9,426,300	9,566,800
Private Equity Investors Fund IV, L.P. [b]		3,069,036	2,396,705
Quantum Energy Partners IV, L.P. [a,b]		4,265,315	4,657,600
Quantum Energy Partners V, L.P. [a,b]		3,983,260	2,850,819
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]		5,020,459	2,563,445
Roundtable Healthcare Management III, L.P. [a,b]		1,823,634	1,626,136
Roundtable Healthcare Partners II, L.P. [a,b]		2,241,386	2,660,908
Saints Capital VI, L.P. [b]		7,204,911	8,762,372
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]		849,810	959,813
Sanderling Venture Partners VI, L.P. [a,b]		880,040	1,260,641
SBC Latin America Housing US Fund, L.P. [b]		1,865,085	1,706,269
Sentient Global Resources Fund III, L.P. [a,b]		12,914,151	15,438,369
Sentient Global Resources Fund IV, L.P. [a,b]		1,759,223	1,633,957
Singerman Real Estate Opportunity Fund I, L.P. [a,b]		66,003	25,299
Sovereign Capital III, L.P. [a,b]		2,793,132	2,606,784
Square Mile Lodging Opportunity Partners, L.P. [a,b]		1,634,267	1,965,126
Square Mile Partners III, L.P. [b]		8,685,690	9,607,178
Sterling Capital Partners II, L.P. [a,b]		1,677,570	1,986,134
Sterling Group Partners III, L.P. [a,b]		2,059,339	2,214,612
Strategic Value Global Opportunities Fund I-A, L.P. [b]		4,004,937	3,053,349
Tenaya Capital V, L.P. [a,b]		3,683,084	4,326,774
The Column Group, L.P. a, [b]		3,225,899	2,777,030
The Energy and Minerals Group Fund II, L.P. [b]		222,983	122,170
The Founders Fund III, L.P. [a,b]		4,000,000	6,212,323
The Founders Fund IV, L.P. [a,b]		471,000	489,732
Tiger Global Investments Partners VI, L.P. [b]		4,378,921	4,629,121
Tiger Global Investments Partners VII, L.P. [a,b]		66,600	61,703
TPF II, L.P. [b]		4,514,557	3,845,154
Trivest Fund IV, L.P. [a,b]		4,373,169	4,391,851
True Ventures III, L.P. [a,b]		525,000	471,222
Urban Oil and Gas Partners A-1, L.P. [a,b]		5,234,777	4,922,169
VCFA Private Equity Partners IV, L.P. [b]		1,355,738	1,154,786
VCFA Venture Partners V, L.P. [b]		6,061,949	6,553,217
Voyager Capital Fund III, L.P. [a,b]		1,956,122	2,351,164
WCP Real Estate Fund I, L.P. [a,b]		1,834,575	1,844,767
Westview Capital Partners II, L.P. [a,b]		4,073,991	4,193,523
Zero2IPO China Fund II, L.P. [a,b]		3,908,480	4,136,130
Total Private Investments		377,481,987	392,885,456

Tactical Trading - (7.69%)	Cost	Fair Value
Alphamosaic (U.S.), LLC-Series Cell No. 41 (Winton Capital Management Limited) [a,b]	12,500,000	12,130,334
Black River Commodity MS Fund, L.P. [a,b,d]	382,430	355,030
Brevan Howard Emerging Markets Strategies Fund, L.P. [a,b,c]	3,421,517	3,478,106
Brevan Howard, L.P. [a,b,c]	8,524,265	9,243,154
Capula Tail Risk Fund Limited [a,b]	15,000,000	14,790,088
D.E. Shaw Oculus Fund, LLC [a,b]	7,154,202	12,805,915
Drawbridge Global Macro Fund, L.P. [a,b,d]	96,671	87,704
EDF-M1 Onshore, L.P. [a,b]	10,000,000	10,081,199
Ospraie Special Opportunities Fund, L.P. [a,b,d]	3,346,238	4,335,850
Robeco Transtrend Diversified Fund, LLC [a,b]	12,500,000	11,948,719
Saba Capital Tail Hedge Partners, L.P. [a,b]	5,000,000	5,391,655
The Clive Fund, L.P. [a,b,c]	15,000,000	16,623,150
Touradji Global Resources Holdings, LLC [a,b,d]	1,714,396	954,164
Total Tactical Trading	94,639,719	102,225,068

Total investments in Adviser Funds, Exchange Traded Funds and Mutual Funds (cost $1,307,852,662)		1,390,812,009

	Shares	Cost	Fair Value
Short-Term Investments - (2.84%)
Federated Prime Obligations Fund #10, 0.16% [e]	37,738,695	37,738,695	37,738,695
Total Short-Term Investments (cost $37,738,695)			37,738,695
Total Investments (cost $1,345,591,357) (107.48%)			1,428,550,704
Liabilities in excess of other assets (-7.48%)			(99,372,880)
Partners' capital - (100.00%)			$1,329,177,824

a -	Non-income producing.
b -	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
c -	Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities was $198,490,621 and $250,793,779, respectively.
d -	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds. The total cost and fair value of these securities was $109,326,730 and $85,285,751, respectively.
e -	The rate shown is the annualized 7-day yield as of June 30, 2012.

See accompanying notes to Schedule of Investments

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•               Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•               Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.).

•               Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$151,774,858	$42,558,843	$194,333,701
Enhanced Fixed Income	44,527,231	125,141,123	89,686,091	259,354,445
Opportunistic Equity	17,254,316	239,985,082	184,773,941	442,013,339
Private Investments	-	-	392,885,456	392,885,456
Tactical Trading	-	96,492,320	5,732,748	102,225,068
Short-Term Investment	37,738,695	-	-	37,738,695
Total	$99,520,242	$613,393,383	$715,637,079	$1,428,550,704

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

				Change in
Level 3 Investments		Transfers between		Unrealized
	Balances as of	Investment	Net Realized	Appreciation/	Gross	Gross	Balances as of
Investments	March 31, 2012	Categories*	Gain (Loss)	(Depreciation)	Purchases	Sales	June 30, 2012
Absolute Return	$44,732,205	$-	$(296,154)	$(1,050,618)	$4,502	$(831,092)	$42,558,843
Enhanced Fixed Income	91,737,650	-	811,730	71,706	1,401,224	(4,336,219)	89,686,091
Opportunistic Equity	182,822,021	1,834,093	226,403	(7,655,931)	10,017,425	(2,470,070)	184,773,941
Private Investments	374,331,767	(1,834,093)	(889,571)	18,936,782	20,799,591	(18,459,020)	392,885,456
Tactical Trading	6,564,845	-	(762,545)	663,248	224,267	(957,067)	5,732,748
Total Level 3 Investments	$700,188,488	$-	$(910,137)	$10,965,187	$32,447,009	$(27,053,468)	$715,637,079

* Transfers between investment categories are represented by their balance as of April 1, 2012.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers among Levels 1, 2 and 3 during the period ended June 30, 2012. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2012 is $10,092,266.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $85,285,751, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to June 2012. It is generally not known when these restrictions will be lifted.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

Type of Level 3 Investment	Fair Value as of 6/30/2012	Valuation Techniques	Unobservable Input

Adviser Funds

Absolute Return	$42,558,843	Net asset value (“NAV”) as practical expedient *	N/A

Enhanced Fixed Income	89,686,091	NAV as practical expedient *	N/A

Opportunistic Equity	184,773,941	NAV as practical expedient *	N/A

Private Investments	392,091,248	NAV as practical expedient *	N/A

Tactical Trading	5,732,748	NAV as practical expedient *	N/A

Common Stock

Private Investments	283,034	Most recent capitalization	Private financing

Preferred Stock

Private Investments	511,174	Most recent capitalization	Private financing

Total Level 3 Investments	$715,637,079

* Unobservable input

** No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing and the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund's valuation procedures have been adopted by the Master Fund's Board of Directors, which oversees the implementation of these procedures. The valuation procedures are implemented by the Fund’s investment manager and the Master Fund's third party administrator, which report to the Board of Directors. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Fund’s investment manager develops valuation techniques for shares of private investments held by the Fund, which include most recent capitalizations and market comparables.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date	8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date	8/29/12

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date	8/29/12

* Print the name and title of each signing officer under his or her signature.